EVENTS AFTER THE BALANCE SHEET DATE	6 Months Ended
Sep. 30, 2023
Events After Balance Sheet Date
EVENTS AFTER THE BALANCE SHEET DATE

NOTE 20. EVENTS AFTER THE BALANCE SHEET DATE

Sale of Ordinary Shares

On September 29, 2023, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional and accredited investor in connection with a registered direct offering (the “Registered Direct Offering”) and a concurrent private placement (the “Private Placement,” and together with the Registered Direct Offering, the “Offerings”). The Offerings closed on October 3, 2023.

Pursuant to the Purchase Agreement, in the Registered Direct Offering, the Company sold (i) 1,970,000 shares of the Company’s ordinary shares at a purchase price of $1.90 per share and (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 1,187,895 ordinary shares, at a purchase price of $1.899 per Pre-Funded Warrant. Each Pre-Funded Warrant is exercisable for one ordinary share at an exercise price of $0.001 per share, is immediately exercisable, and will expire when exercised in full.

In the Private Placement, the Company issued to such institutional and accredited investor unregistered warrants to purchase up to 3,157,895 ordinary shares (the “Series A Warrants”), unregistered warrants to purchase up to 3,157,895 ordinary shares (the “Series B Warrants”), and unregistered warrants to purchase up to 3,157,895 ordinary shares (the “Series C Warrants,” together with the Series A Warrants and the Series B Warrants, the “Private Warrants”), together exercisable for an aggregate of up to 9,473,685 ordinary shares (the “Private Warrant Shares”). Pursuant to the terms of the Purchase Agreement, for each ordinary share and Pre-Funded Warrant issued in the Registered Direct Offering, an accompanying Series A Warrant, Series B Warrant and Series C Warrant were issued to such institutional and accredited investor. Each Series A Warrant is exercisable for one Private Warrant Share at an exercise price of $1.90 per share, is immediately exercisable and will expire 18 months from the date of issuance. Each Series B Warrant is exercisable for one Private Warrant Share at an exercise price of $2.26 per share, is immediately exercisable and will expire three years from the date of issuance. Each Series C Warrant is exercisable for one Private Warrant Share at an exercise price of $2.26 per share, is immediately exercisable and will expire five years from the date of issuance. The net proceeds to the Company from the Offerings were approximately $5.3 million, after deducting placement agent’s fees and estimated offering expenses.

Pursuant to an engagement letter, dated as of August 26, 2023, between the Company and H.C. Wainwright & Co., LLC (the “Placement Agent”), the Company paid the Placement Agent a total cash fee equal to 6.0% of the aggregate gross proceeds received in the Offerings, or $0.36 million. The Company also agreed to pay the Placement Agent in connection with the Offerings a management fee equal to 1.0% of the aggregate gross proceeds raised in the Offerings ($0.06 million), $75,000 for non-accountable expenses and $15,950 for clearing fees. In addition, the Company agreed to issue to the Placement Agent, or its designees, warrants to purchase up to 157,895 ordinary shares (the “Placement Agent Warrants,” and together with the Pre-Funded Warrants and the Private Warrants, the “Warrants”), which represents 5.0% of the aggregate number of ordinary shares and Pre-Funded Warrants sold in the Registered Direct Offering. The Placement Agent Warrants have substantially the same terms as the Private Warrants, except that the Placement Agent Warrants have an exercise price equal to $2.375, or 125% of the offering price per ordinary share sold in the Registered Direct Offering, and will be exercisable for five years from the commencement of the sales pursuant to the Offerings. The Private Warrants, Private Warrant Shares, Placement Agent Warrants and ordinary shares underlying the Placement Agent Warrants have not been registered under the Securities Act.

The Company filed a registration statement on Form F-1 to register for resale the Private Warrant Shares and the ordinary shares issuable upon the exercise of Placement Agent Warrants (the “Resale Registration Statement”), which was declared effective by the SEC on November 7, 2023. The Company shall use its commercially reasonable efforts to keep the Resale Registration Statement effective at all times until such institutional and accredited investor (and its successors and assigns) owns any Private Warrants or ordinary shares issuable upon exercise thereof.

Pursuant to the terms of the Purchase Agreement, the Company is prohibited from issuing or entering into any agreement to issue ordinary shares or Ordinary Share Equivalents (as defined in the Purchase Agreement) involving a Variable Rate Transaction (as defined in the Purchase Agreement), which includes an equity line of credit or an at-the-market facility, for a period commencing on September 29, 2023 and expiring six months from the closing date of the Offerings.

If a Fundamental Transaction (as defined in the Warrants) occurs, then the successor entity will succeed to, and be substituted for the Company, and may exercise every right and power that the Company may exercise and will assume all of the Company’s obligations under the Warrants with the same effect as if such successor entity had been named in the Warrants themselves. If holders of ordinary shares are given a choice as to the securities, cash or property to be received in such a Fundamental Transaction, then the holders of the Warrants shall be given the same choice as to the consideration they would receive upon any exercise of the Warrants following such a Fundamental Transaction. Additionally, as more fully described in the Series B Warrants, Series C Warrants and Placement Agent Warrants, in the event of certain Fundamental Transactions, the holders of the Series B Warrants, Series C Warrants and Placement Agent Warrants will be entitled to receive cash consideration in an amount equal to the Black Scholes value of the Series B Warrants, Series C Warrants and Placement Agent Warrants, as the case may be, upon the consummation of such Fundamental Transaction.